Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 RUB (₽)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | $	$ (38,266)			$ (20,662)			$ (18,565)
Lease liabilities
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | $	(1,842)			(1,111)			(70)
Trade and other payables
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | $	$ (36,424)			(19,502)			(14,467)
Loans from shareholders
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | $				$ (49)			$ (4,028)
Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		€ 29,669			€ 21,073			€ 13,817
Financial liabilities		(2,641)			(6,971)			(584)
Net exposure		27,028			14,102			13,233
Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | ₽			₽ 4,472			₽ 3,390			₽ 2,606
Financial liabilities | ₽			(2,540)			(3)			(63)
Net exposure | ₽			1,932			3,387			2,543
Currency risk | Lease liabilities | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(875)			(1,111)			(70)
Currency risk | Lease liabilities | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | ₽			(967)
Currency risk | Trade and other payables | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(1,766)			(5,811)			(469)
Currency risk | Trade and other payables | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities | ₽			(1,573)			(3)			(63)
Currency risk | Loans from shareholders | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities					(49)			(45)
Loans receivable | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		182			8			521
Trade and other receivables | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		10,936			9,661			9,380
Trade and other receivables | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | ₽			3,163			2,649			1,882
Cash and cash equivalents | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		€ 18,551			€ 11,404			€ 3,916
Cash and cash equivalents | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | ₽			₽ 1,309			₽ 741			₽ 724